Schedule of Investments (unaudited)
April 30, 2020
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified Telecommunication Services — 1.0%
Cellnex Telecom SA(a)	40,964	$ 2,142,622
Health Care — 8.7%
CareTrust REIT, Inc.	68,288	1,125,386
Ensign Group, Inc.	16,765	627,179
Healthcare Trust of America, Inc., Class A	105,590	2,600,682
Healthpeak Properties, Inc.	208,040	5,438,165
Omega Healthcare Investors, Inc.	98,154	2,861,189
Ventas, Inc.	65,256	2,111,032
Welltower, Inc.	93,520	4,791,030
		19,554,663
Industrial — 14.4%
Prologis, Inc.	259,907	23,191,501
Rexford Industrial Realty, Inc.	220,144	8,964,264
		32,155,765
Lodging — 3.0%
Hilton Worldwide Holdings, Inc.	20,707	1,567,727
Host Hotels & Resorts, Inc.	133,890	1,648,186
Pebblebrook Hotel Trust	152,439	1,804,877
RLJ Lodging Trust	195,689	1,817,951
		6,838,741
Office — 12.1%
Alexandria Real Estate Equities, Inc.(b)	64,052	10,061,929
Boston Properties, Inc.	87,328	8,486,535
Cousins Properties, Inc.	153,199	4,622,014
Hudson Pacific Properties, Inc.	157,345	3,867,540
		27,038,018
Residential — 19.7%
American Homes 4 Rent, Class A	241,770	5,836,328
AvalonBay Communities, Inc.	11,880	1,935,846
Equity Residential	161,884	10,532,173
Mid-America Apartment Communities, Inc.	83,256	9,318,010
Sun Communities, Inc.	70,722	9,505,037
UDR, Inc.	186,125	6,974,104
		44,101,498
Retail — 5.8%
Federal Realty Investment Trust	44,071	3,669,792
Regency Centers Corp.	98,360	4,318,988
Simon Property Group, Inc.	74,818	4,995,598
		12,984,378
Self Storage — 5.7%
Extra Space Storage, Inc.	102,944	9,083,778
Life Storage, Inc.	43,301	3,792,735
		12,876,513
Security	Shares	Value
Specialty — 17.3%
CoreSite Realty Corp.	24,524	$ 2,972,064
Crown Castle International Corp.	13,282	2,117,549
CyrusOne, Inc.	92,922	6,518,478
Digital Realty Trust, Inc.	14,243	2,129,186
Equinix, Inc.	29,251	19,750,275
GDS Holdings Ltd., ADR(c)	26,987	1,546,895
SBA Communications Corp.	7,521	2,180,488
Switch, Inc., Class A	92,897	1,595,042
		38,809,977
Triple Net Lease — 9.7%
EPR Properties	112,378	3,306,161
Plymouth Industrial REIT, Inc.	6,097	85,419
Spirit Realty Capital, Inc.	163,811	5,038,826
STAG Industrial, Inc.	122,851	3,224,839
VEREIT, Inc.	650,115	3,562,630
VICI Properties, Inc.	367,753	6,406,257
		21,624,132
Total Long-Term Investments — 97.4% (Cost $248,855,659)		218,126,307
Short-Term Securities(d)(e)
Money Market Funds — 5.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	5,646,048	5,646,048
SL Liquidity Series, LLC, Money Market Series, 0.79%(f)	7,320,492	7,326,349
Total Short-Term Securities — 5.8% (Cost: $12,967,647)		12,972,397
Total Investments — 103.2% (Cost: $261,823,306)		231,098,704
Liabilities in Excess of Other Assets — (3.2)%		(7,229,181)
Net Assets — 100.0%		$223,869,523
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security, or a portion of the security, is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
April 30, 2020
BlackRock Real Estate Securities Fund
Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 01/31/20	Shares Purchased	Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,653,201	—	(7,153) (b)	5,646,048	$ 5,646,048	$ 11,100	$ —	$ —
SL Liquidity Series, LLC, Money Market Series	3,666,580	3,653,912(b)	—	7,320,492	7,326,349	2,781(c)	917	4,750
					$ 12,972,397	$ 13,881	$ 917	$ 4,750
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	394,000	USD	428,402	Morgan Stanley & Co. International PLC	07/15/20	$ 4,047
USD	2,250,854	EUR	2,058,000	Morgan Stanley & Co. International PLC	07/15/20	(7,980)
						$ (3,933)

OTC Total Return Swaps(a)
Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Morgan Stanley & Co. LLC	06/09/20	$ 1,835,801	$ 261,223(b)	$ 2,075,953	0.9%
(a)	The Fund receives the total return on the underlying portfolio and pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
U.S. Federal Funds Effective Rate

(b)	Amount includes $21,071 of net dividends and financing fees.

Schedule of Investments (unaudited)  (continued)
April 30, 2020
BlackRock Real Estate Securities Fund
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. LLC, as of period end, termination date June 9, 2020:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care
CareTrust REIT, Inc.	82,852	$ 1,365,401	65.8%
Triple Net Lease
EPR Properties	24,152	710,552	34.2
Net Value of Reference Entity — Morgan Stanley & Co. LLC		$ 2,075,953
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified Telecommunication Services	$ —	$ 2,142,622	$ —	$ 2,142,622
Health Care	19,554,663	—	—	19,554,663
Industrial	32,155,765	—	—	32,155,765
Lodging	6,838,741	—	—	6,838,741
Office	27,038,018	—	—	27,038,018
Residential	44,101,498	—	—	44,101,498
Retail	12,984,378	—	—	12,984,378
Self Storage	12,876,513	—	—	12,876,513
Specialty	38,809,977	—	—	38,809,977
Triple Net Lease	21,624,132	—	—	21,624,132

Schedule of Investments (unaudited)  (continued)
April 30, 2020
BlackRock Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 5,646,048	$ —	$ —	$ 5,646,048
	$ 221,629,733	$ 2,142,622	$ —	223,772,355
Investments Valued at NAV(a)				7,326,349
				$ 231,098,704
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ —	$ 261,223	$ —	$ 261,223
Foreign Currency Exchange Contracts	—	4,047	—	4,047
Liabilities
Foreign Currency Exchange Contracts	—	(7,980)	—	(7,980)
	$ —	$ 257,290	$ —	$ 257,290
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
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